Trade and other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other Payables
Trade payables	€ 2,906
Non-current trade and other payables	2,906
Trade payables	14,936	€ 4,854
Accruals for outstanding invoices	20,399	6,238
Current trade and other payables	35,335	11,092
Total trade and other payables	€ 38,241	€ 11,092